PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2015	2016
	US$	US$

Buildings	281,801	263,392
Office equipment	35,751	40,288
Motor vehicles	1,833	1,531
Leasehold improvement	13,445	21,627
Land	37,421	37,421

Total	370,251	364,259
Less: Accumulated depreciation	(44,216)	(62,759)

Construction in progress	469	18,397

	326,504	319,897

Depreciation expenses were US$11,624, US$14,668 and US$25,004 for the years ended December 31, 2014, 2015 and 2016, respectively.

The Company is still in the process of obtaining the property ownership certificates for certain buildings with aggregate net carrying values of US$29,727. Subsequent to December 31, 2016, the Company obtained property ownership certificates for certain buildings amounting to US$13,770. As the transfer of ownership of the buildings have been legally registered with the applicable government authority and the purchase consideration has been fully paid by the Company, the Company has the ability to obtain and control the future economic benefits of the buildings. As a result, these buildings were recognized as assets in the consolidated balance sheets as of December 31, 2015 and 2016.